INCOME TAX (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss before tax	$ (19,251)	$ (57,586)	$ (39,860)
Income tax benefit calculated at corporate rate	(3,273)	(9,790)	(6,776)
Adjusted for:
Effect of income that is exempted from tax	1,619	0	(834)
Effect of expenses that are not deductible in determining taxable profit	2,057	9,632	5,337
Effect of different tax rates of subsidiaries operating in other jurisdictions	(107)	(851)	873
Effect of tax losses disallowed to be brought forward	1,494	4,277	5,185
(Over)underprovision of tax in prior year	(128)	(47)	64
Effect of different tax rate applied for capital gains	(273)	0	0
Withholding tax	0	5	0
Tax expense (income), continuing operations	$ 1,389	$ 3,226	$ 3,849